Inventories (Schedule of detailed information about inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Stockpile	$ 12,768	$ 13,906
Work in progress	5,647	6,364
Finished goods	78,958	72,923
Materials and supplies	61,080	49,912
Current Inventories	158,453	143,105
Non-current
Stockpile	34,156	16,704
Materials and supplies	3,417	5,302
Non current Inventories	37,573	22,006
Total Inventories	$ 196,026	$ 165,111